Annual Fund Operating Expenses - Class ACS - DWS California Tax-Free Income Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.21%	[1]
Total annual fund operating expenses	0.87%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.79%
Class C
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.64%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.54%
INST Class
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual fund operating expenses	0.67%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.54%
Class S
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	none
Other expenses	0.30%	[1]
Total annual fund operating expenses	0.73%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.54%

[1]	“ Other expenses ” for Institutional Shares are based on estimated amounts for the current fiscal year.